Document and Entity Information	Dec. 31, 2021
Risk/Return:
Registrant Name	INVESTED PORTFOLIOS
Registrant CIK	0001141323
SEC Form	485BPOS
Period end date	Dec. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false